UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

PERMAL

ALTERNATIVE SELECT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks to provide investors with long term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Permal Alternative Select Fund for the six-month reporting period ended April 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

II	Permal Alternative Select Fund

Investment commentary

Economic review

After initially expanding, the U.S. economy contracted during the six months ended April 30, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. However, fourth quarter 2014 GDP growth slowed to a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its second estimate for first quarter 2015 GDP was -0.7%. This downturn was attributed to a number of factors, including negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.6 in November 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in April 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.8%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and was 5.4% in April 2015, its lowest level since May 2008.

Growth outside the U.S. was mixed. In its April 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said: “Global growth remains moderate, with uneven prospects across the main countries and regions. Relative to last year, the outlook for advanced economies is improving, while growth in emerging market and developing economies is projected to be lower, primarily reflecting weaker prospects for some large emerging market economies and oil-exporting countries.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.9% in 2014. Japan’s economy is expected to expand 1.0% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.3% versus 4.6% in 2014.

Permal Alternative Select Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors…The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. On June 5, 2014, before the beginning of the reporting period, the ECB reduced rates to a new low of 0.15% and announced it would charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” was aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. On September 4, 2014, the ECB reduced rates to yet another record low of 0.05% and it began charging commercial banks 0.20% to keep money at the ECB. Furthermore, the ECB started purchasing securitized loans and covered bonds in October 2014. Finally, on January 22, 2015, the ECB announced that beginning in March 2015 it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China cut the rate to 5.60% on November 21, 2014 and to 5.35% on February 28, 2015. Finally, on May 11, 2015, after the reporting period ended, China’s central bank cut the rate to 5.10% in an effort to stimulate growth.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended April 30, 2015. Stocks got off to a solid start as they rallied in November 2014, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the market declined in January 2015. This setback was triggered by concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market posted a positive return in April.

IV	Permal Alternative Select Fund

All told, for the six months ended April 30, 2015, the S&P 500 Indexvi gained 4.40%.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns, with the Russell Midcap Indexvii returning 5.87% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexviii, returned 4.75% and small-cap stocks, as measured by the Russell 2000 Indexix rose 4.65%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 6.59% and 2.82%, respectively, during the six months ended April 30, 2015.

Q. How did the international stock markets perform during the reporting period?

A. Developed market equities, as measured by the MSCI EAFE Indexxii, gained 6.81% during the six months ended April 30, 2015. Emerging market equities produced relatively weaker results, as the MSCI Emerging Markets Indexxiii returned 3.92% during the reporting period. Emerging market equities were impacted by concerns about global growth, sharply falling oil prices, periods of weak demand and the fluctuating U.S. dollar.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.50%. It was as high as 0.73% towards the end of December 2014 and again on March 6, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.58%. The yield on the ten-year Treasury began the period at 2.35% and its peak of 2.39% occurred on November 6, 2014. The yield on the ten-year Treasury was as low as 1.68% in late January/early February 2015 and concluded the period at 2.05%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors largely posted positive returns during the reporting period. Performance fluctuated with investor sentiment given uncertainties regarding future Fed monetary policy, concerns over global growth and geopolitical issues. The overall U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 2.06% during the six months ended April 30, 2015.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, returned 1.52% for the six months ended April 30, 2015. High yield bonds were volatile during the reporting period, and posted positive returns in January, February and April 2015, while declining in November and December 2014, and March 2015. While the underlying fundamentals in the high-yield market remained generally solid and defaults were well below their long-term average, the asset class was dragged down at times, primarily due to sharply falling oil prices.

Permal Alternative Select Fund	V

Investment commentary (cont’d)

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 0.70% during the six months ended April 30, 2015. While the asset class rose during much of the reporting period, those gains were largely offset by a sharp decline in December 2014. This setback was triggered by a number of factors, including expectations for future Fed rate hikes, concerns over global growth, declining oil prices and weak investor demand.

Performance review

For the six months ended April 30, 2015, Class A shares of Permal Alternative Select Fund, excluding sales charges, returned 4.34%. The Fund’s unmanaged benchmarks, the HFRX Global Hedge Fund Indexxvii and the Citigroup 3-Month U.S. Treasury Bill Indexxviii returned 1.85% and 0.01% respectively, for the same period. The Lipper Alternative Multi-Strategy Funds Category Average1 returned 2.07% over the same time frame.

Performance Snapshot as of April 30, 2015 (unaudited)
(excluding sales charges)	6 months
Permal Alternative Select Fund:
Class A	4.34%
Class C	3.90%
Class FI	4.32%
Class I	4.36%
Class IS	4.38%
HFRX Global Hedge Fund Index	1.85%
Citigroup 3-Month U.S. Treasury Bill Index	0.01%
Lipper Alternative Multi-Strategy Funds Category Average[1]	2.07%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 172 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Permal Alternative Select Fund

have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 5.43%, 6.14%, 5.38%, 5.05% and 5.28%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement), acquired fund fees and expenses; and dividend and interest expenses on securities sold short) to average net assets, is not expected to exceed 2.70% for Class A shares, 3.45% for Class C shares, 2.70% for Class FI shares, 2.45% for Class I shares and 2.30% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

RISKS: The Fund utilizes alternative hedge strategies which involve highly speculative investments that employ aggressive investment strategies and carry substantial risk. These investments are generally illiquid, difficult to value and may carry significant restrictions for transferring assets. The Fund, and the subadvised strategies, may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund and the subadvisers may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund, and some of the subadvisers may

Permal Alternative Select Fund	VII

Investment commentary (cont’d)

employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The Fund and each subadviser may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. There is no assurance strategies used by the Fund or subadvisers will be successful. Equity securities are subject to price fluctuation and loss of principal. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds possess greater price volatility, illiquidity, and possibility of default. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Please see the prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	Permal Alternative Select Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xviii	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

Permal Alternative Select Fund	IX

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014 and does not include derivatives such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

Securities sold short breakdown* (%) as a percent of total securities sold short

*	The bar graph above represents the composition of the Fund’s securities sold short as of April 30, 2015 and October 31, 2014 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s securities sold short is subject to change at any time.

Permal Alternative Select Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period“.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.34%	$1,000.00	$1,043.40	2.80%	$14.19	Class A	5.00%	$1,000.00	$1,010.91	2.80%	$13.96
Class C	3.90	1,000.00	1,039.00	3.56	18.00	Class C	5.00	1,000.00	1,007.14	3.56	17.72
Class FI	4.32	1,000.00	1,043.20	2.80	14.18	Class FI	5.00	1,000.00	1,010.91	2.80	13.96
Class I	4.36	1,000.00	1,043.60	2.54	12.87	Class I	5.00	1,000.00	1,012.20	2.54	12.67
Class IS	4.38	1,000.00	1,043.80	2.53	12.82	Class IS	5.00	1,000.00	1,012.25	2.53	12.62

2	Permal Alternative Select Fund 2015 Semi-Annual Report

[1]	For the six months ended April 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Permal Alternative Select Fund 2015 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

April 30, 2015

Permal Alternative Select Fund

Security	Shares	Value
Common Stocks — 36.7%
Consumer Discretionary — 10.8%
Auto Components — 2.7%
American Axle & Manufacturing Holdings Inc.	3,924	$97,825	*
Compagnie Generale des Etablissements Michelin, Class B Shares	777	86,550	(a)
Faurecia	1,083	51,249	(a)
Goodyear Tire & Rubber Co.	7,010	198,839	(b)
Koito Manufacturing Co., Ltd.	2,300	80,563	(a)
Lear Corp.	946	105,035
Magna International Inc., Class A Shares	1,619	81,646
Total Auto Components		701,707
Automobiles — 0.1%
Motors Liquidation Co. GUC Trust	1,589	31,780
Tata Motors Ltd., ADR	23	947
Total Automobiles		32,727
Diversified Consumer Services — 0.8%
Service Corporation International	1,081	29,922
Sotheby’s Holdings Inc.	4,361	186,258
Total Diversified Consumer Services		216,180
Hotels, Restaurants & Leisure — 0.5%
Boyd Gaming Corp.	111	1,465	*
Bwin.Party Digital Entertainment PLC	3,964	5,082	(a)
Caesars Acquisition Co., Class A Shares	318	1,997	*
Caesars Entertainment Corp.	1,215	11,530	*
ClubCorp Holdings Inc.	286	6,261
Intrawest Resorts Holdings Inc.	182	1,835	*
MGM Resorts International	1,629	34,453	*
OPAP SA	1,175	10,441	(a)
Pinnacle Entertainment Inc.	279	10,256	*
Starwood Hotels & Resorts Worldwide Inc.	426	36,615
Total Hotels, Restaurants & Leisure		119,935
Internet & Catalog Retail — 2.4%
Netflix Inc.	1,100	612,150	*(c)
Media — 0.5%
Clear Channel Outdoor Holdings Inc., Class A Shares	3,489	39,705
Comcast Corp., Class A Shares	513	29,631
Time Warner Cable Inc.	439	68,273
Total Media		137,609

See Notes to Consolidated Financial Statements.

4	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security	Shares	Value
Multiline Retail — 0.4%
Family Dollar Stores Inc.	1,260	$98,457
Specialty Retail — 2.2%
Container Store Group Inc.	11,200	204,512	*(c)
Office Depot Inc.	2,804	25,853	*
Tiffany & Co.	2,000	174,960
Urban Outfitters Inc.	3,800	152,152	*(c)
Vitamin Shoppe Inc.	659	27,599	*
Total Specialty Retail		585,076
Textiles, Apparel & Luxury Goods — 1.2%
Michael Kors Holdings Ltd.	5,000	309,300	*(c)
Total Consumer Discretionary		2,813,141
Consumer Staples — 0.2%
Tobacco — 0.2%
Lorillard Inc.	791	55,259
Energy — 1.5%
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	800	75,688
Oil, Gas & Consumable Fuels — 1.2%
Antero Resources Corp.	2,200	97,482	*
Concho Resources Inc.	500	63,330	*
DHT Holdings Inc.	272	2,176
Golar LNG Ltd.	3,000	107,985
Marathon Petroleum Corp.	123	12,124
PBF Logistics LP	192	4,670
Tanker Investments Ltd.	269	3,392	*(a)
Valero Energy Corp.	102	5,804
Western Refining Inc.	117	5,154
Total Oil, Gas & Consumable Fuels		302,117
Total Energy		377,805
Financials — 3.0%
Banks — 0.1%
HDFC Bank Ltd., ADR	71	4,036
ICICI Bank Ltd., ADR	1,396	15,258
Total Banks		19,294
Capital Markets — 0.7%
Apollo Global Management LLC, Class A Shares	2,595	59,321
Blackstone Group LP	2,030	83,149
Fortress Investment Group LLC, Class A Shares	4,165	33,820
Total Capital Markets		176,290

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Security	Shares	Value
Consumer Finance — 0.9%
Ally Financial Inc.	5,651	$123,700	*
Santander Consumer USA Holdings Inc.	4,588	113,278
Total Consumer Finance		236,978
Diversified Financial Services — 0.4%
WL Ross Holding Corp.	10,000	106,900	*
Insurance — 0.1%
Ambac Financial Group Inc.	1,225	28,187	*
Real Estate Investment Trusts (REITs) — 0.8%
Campus Crest Communities Inc.	31,899	201,921
Total Financials		769,570
Health Care — 7.1%
Biotechnology — 1.2%
Alexion Pharmaceuticals Inc.	700	118,461	*
Array BioPharma Inc.	9,100	56,875	*
Gilead Sciences Inc.	424	42,616	*
Sage Therapeutics Inc.	1,000	53,000	*
Sangamo BioSciences Inc.	2,300	28,451	*
Total Biotechnology		299,403
Health Care Equipment & Supplies — 1.2%
Globus Medical Inc., Class A Shares	2,800	66,892	*
Medtronic PLC	442	32,907
Spectranetics Corp.	4,300	110,295	*
Wright Medical Group Inc.	4,200	106,554	*
Total Health Care Equipment & Supplies		316,648
Health Care Providers & Services — 2.0%
Brookdale Senior Living Inc.	7,495	271,544	*
Community Health Systems Inc.	887	47,614	*
HCA Holdings Inc.	87	6,439	*
Kindred Healthcare Inc.	3,000	68,850
McKesson Corp.	500	111,700
Total Health Care Providers & Services		506,147
Pharmaceuticals — 2.7%
Actavis PLC	900	254,574	*(c)
Mylan NV	203	14,669	*
Perrigo Co. PLC	460	84,309
Pfizer Inc.	680	23,072
Shire PLC, ADR	650	158,282
Teva Pharmaceutical Industries Ltd., ADR	2,950	178,239
Total Pharmaceuticals		713,145
Total Health Care		1,835,343

See Notes to Consolidated Financial Statements.

6	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security	Shares	Value
Industrials — 5.1%
Aerospace & Defense — 0.7%
Airbus Group NV	281	$19,513	(a)
Triumph Group Inc.	2,690	159,356	(b)
Total Aerospace & Defense		178,869
Airlines — 0.8%
Alaska Air Group Inc.	1,905	122,034
Virgin America Inc.	2,800	80,472	*
Total Airlines		202,506
Building Products — 0.1%
Nortek Inc.	267	22,594	*
Simpson Manufacturing Co. Inc.	171	5,605
Total Building Products		28,199
Construction & Engineering — 0.4%
AECOM	3,312	104,527	*
Electrical Equipment — 0.7%
SolarCity Corp.	3,254	195,403	*
Machinery — 1.2%
Harsco Corp.	4,919	79,097
Kennametal Inc.	144	5,099
Kurita Water Industries Ltd.	2,400	62,411	(a)
Sulzer AG	440	49,422	(a)
Terex Corp.	4,247	116,623
Total Machinery		312,652
Trading Companies & Distributors — 1.2%
Air Lease Corp.	3,400	131,342
WESCO International Inc.	2,426	175,011	*(b)
Total Trading Companies & Distributors		306,353
Total Industrials		1,328,509
Information Technology — 5.9%
Electronic Equipment, Instruments & Components — 0.9%
Anixter International Inc.	1,662	117,337	*
CDW Corp.	118	4,522
Ingram Micro Inc., Class A Shares	4,426	111,358	*
Total Electronic Equipment, Instruments & Components		233,217
Internet Software & Services — 2.0%
Cornerstone OnDemand Inc.	4,300	123,109	*
Google Inc., Class A Shares	150	82,316	*
LinkedIn Corp., Class A Shares	200	50,426	*

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Security	Shares	Value
Internet Software & Services — continued
Yahoo! Inc.	508	$21,623	*
Yelp Inc.	6,100	240,279	*(c)
Total Internet Software & Services		517,753
IT Services — 0.5%
AtoS	1,105	86,337	(a)
ITOCHU Techno-Solutions Corp.	2,300	52,363	(a)
Total IT Services		138,700
Semiconductors & Semiconductor Equipment — 0.2%
Canadian Solar Inc.	130	4,602	*
JinkoSolar Holding Co., Ltd., ADR	401	11,236	*
SunEdison Inc.	1,528	38,689	*
SunPower Corp.	65	2,092	*
Total Semiconductors & Semiconductor Equipment		56,619
Software — 2.3%
CDK Global Inc.	1,991	95,409
FireEye Inc.	1,800	74,340	*
Informatica Corp.	200	9,614	*
MicroStrategy Inc., Class A Shares	1,450	264,074	*(c)
Solarwinds Inc.	2,800	136,584	*
Total Software		580,021
Total Information Technology		1,526,310
Materials — 2.7%
Chemicals — 1.6%
Arkema	651	52,422	(a)
FMC Corp.	5,202	308,530	(b)
Kuraray Co., Ltd.	4,700	63,289	(a)
Total Chemicals		424,241
Containers & Packaging — 0.6%
Owens-Illinois Inc.	6,337	151,518	*(b)
Metals & Mining — 0.5%
Barrick Gold Corp.	8,965	116,724
Freeport-McMoRan Inc.	707	16,452
Total Metals & Mining		133,176
Total Materials		708,935
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.0%
Hellenic Telecommunications Organization SA	1,095	9,948	*(a)
Wireless Telecommunication Services — 0.1%
China Mobile Ltd., ADR	262	18,715
Total Telecommunication Services		28,663

See Notes to Consolidated Financial Statements.

8	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security			Shares	Value
Utilities — 0.3%
Independent Power and Renewable Electricity Producers — 0.3%
TerraForm Power Inc., Class A			917	$36,249
Vivint Solar Inc.			2,964	41,852	*
Total Utilities				78,101
Total Common Stocks (Cost — $9,217,488)				9,521,636

	Rate
Convertible Preferred Stocks — 0.2%
Financials — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. (Cost — $50,000)	5.500%		500	51,300
Investments in Underlying Funds — 0.0%
iShares MSCI India ETF			48	1,410
WisdomTree India Earnings Fund			67	1,432
Total Investments in Underlying Funds (Cost — $3,144)				2,842
Preferred Stocks — 0.1%
Financials — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
Campus Crest Communities Inc.	8.000%		1,260	30,126
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.570%		103	443	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%		99	441	*
Federal National Mortgage Association (FNMA)	0.000%		207	929	*(d)
Total Thrifts & Mortgage Finance				1,813
Total Preferred Stocks (Cost — $32,065)				31,939

			Units
Statutory Trust Certificates — 0.0%
Rescap Liquidating Trust (Cost — $7,078)			675	7,155

		Maturity Date	Face Amount†
Convertible Bonds & Notes — 1.8%
Financials — 0.5%
Real Estate Investment Trusts (REITs) — 0.5%
Starwood Waypoint Residential Trust, Senior Notes	4.500%	10/15/17	10,000	10,394	(e)
Starwood Waypoint Residential Trust, Senior Notes	3.000%	7/1/19	125,000	122,266	(e)
Total Financials				132,660
Industrials — 1.3%
Electrical Equipment — 1.3%
SolarCity Corp., Senior Notes	2.750%	11/1/18	5,000	5,778

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	9

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — continued
SolarCity Corp., Senior Notes	1.625%	11/1/19	325,000	$319,719	(b)(e)
Total Industrials				325,497
Information Technology — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison Inc., Senior Notes	2.375%	4/15/22	5,000	6,097	(e)
Total Convertible Bonds & Notes (Cost — $454,903)				464,254
Corporate Bonds & Notes — 13.1%
Consumer Discretionary — 4.1%
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Operating Co. Inc., Secured Bonds	10.000%	12/15/18	4,967	1,006	(f)
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	65,813	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	245,000	184,975	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	8.500%	2/15/20	5,000	3,850	(f)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	205,000	158,362	(f)
Total Hotels, Restaurants & Leisure				414,006
Media — 2.0%
iHeartCommunications Inc., Senior Secured Notes	9.000%	3/1/21	15,000	14,437
iHeartCommunications Inc., Senior Secured Notes	11.250%	3/1/21	85,000	87,019
iHeartCommunications Inc., Senior Secured Notes	9.000%	9/15/22	115,000	110,400
iHeartCommunications Inc., Senior Secured Notes	10.625%	3/15/23	20,000	20,400	(e)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	200,000	205,752	(e)
Radio One Inc., Senior Secured Notes	7.375%	4/15/22	70,000	71,050	(e)
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	15,000	15,578
Total Media				524,636
Specialty Retail — 0.4%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	5,000	4,425	(e)
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	100,000	105,375	(e)
Total Specialty Retail				109,800
Textiles, Apparel & Luxury Goods — 0.1%
Quiksilver Inc./QS Wholesale Inc., Senior Secured Notes	7.875%	8/1/18	20,000	18,400	(e)
Total Consumer Discretionary				1,066,842
Consumer Staples — 0.9%
Food & Staples Retailing — 0.9%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	10,000	9,750
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000	39,100
New Albertsons Inc., Senior Bonds	8.700%	5/1/30	10,000	10,375
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	165,000	164,175
New Albertsons Inc., Senior Notes	7.150%	7/23/27	5,000	4,200
Total Consumer Staples				227,600

See Notes to Consolidated Financial Statements.

10	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security	Rate	Maturity Date	Face Amount†		Value
Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
Ridgebury Crude Tankers LLC, Senior Secured Bonds	7.625%	3/20/17	238,095		$247,619	(g)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., Senior Notes	6.000%	7/30/19	200,000		180,250
Total Energy					427,869
Financials — 1.9%
Capital Markets — 0.9%
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	345,000		39,244	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	70,000		7,875	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		11,250	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	200,000		17,602	*(a)
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	100,000		11,500	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	57,000		6,412	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		5,625	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	124,000		13,950	*
Lehman Brothers Holdings Inc., Escrow Receipts	—	—	50,000		5,625	*
Lehman Brothers Holdings Inc., Senior Notes	7.875%	5/8/18	700,000	GBP	128,940	(f)
Total Capital Markets					248,023
Insurance — 1.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	221,329		257,434	(e)(f)
Total Financials					505,457
Industrials — 0.5%
Aerospace & Defense — 0.5%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	165,000		141,900
Information Technology — 0.0%
Technology Hardware, Storage & Peripherals — 0.0%
Project Homestake Merger Corp., Senior Notes	8.875%	3/1/23	5,000		5,069	(e)
Materials — 3.2%
Containers & Packaging — 0.3%
Tekni-Plex Inc., Senior Secured Notes	9.750%	6/1/19	75,000		80,812	(e)
Metals & Mining — 2.9%
Consolidated Minerals Ltd., Senior Secured Notes	8.000%	5/15/20	200,000		128,500	(e)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	220,000		205,700	(e)
HudBay Minerals Inc., Senior Notes	9.500%	10/1/20	300,000		315,750	(b)
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	90,000		78,300
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	10,000		9,650
Total Metals & Mining					737,900
Total Materials					818,712

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	11

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Security	Rate	Maturity Date	Face Amount†	Value
Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000	$207,000	(e)
Total Corporate Bonds & Notes (Cost — $3,568,403)				3,400,449
Municipal Bonds — 1.0%
Puerto Rico — 1.0%
Puerto Rico Public Buildings Authority Revenue, GTD Commonwealth, Qualified Zone Academy Bonds — Direct Payment	5.600%	7/1/30	350,000	229,443	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	10,000	6,676	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/38	10,000	6,676	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	6,676	(h)
Total Municipal Bonds (Cost — $285,179)				249,471

		Expiration Date	Contracts
Purchased Options — 1.2%
Actavis PLC, Call @ $270.00		1/15/16	8	27,200
AUD vs USD, Call @ $0.80		6/19/15	361,000	3,375
AUD vs USD, Call @ $0.82		6/19/15	362,000	1,268
Concho Resources Inc., Call @ $95.00		1/15/16	12	42,600
Ebay Inc., Call @ $60.00		1/15/16	28	10,752
EUR vs AUD, Put @ $1.32		6/22/15	181,000	186
EUR vs AUD, Put @ $1.35		6/22/15	181,000	482
EUR vs AUD, Put @ $1.37		6/22/15	181,000	872
EUR vs USD, Put @ $1.05		7/24/15	126,000	589
FireEye Inc., Call @ $35.00		1/15/16	26	25,480
Golar LNG Ltd., Call @ $60.00		1/15/16	26	1,690
Google Inc., Call @ $500.00		1/15/16	4	27,880
L Brands Inc., Call @ $55.50		1/15/16	18	60,660
Market Vectors Gold Miners ETF, Call @ $24.00		6/19/15	30	270
MasterCard Inc., Call @ $72.00		1/15/16	17	33,065
Michael Kors Holdings Ltd., Call @ $65.00		1/15/16	14	6,720
Schlumberger Ltd., Call @ $115.00		1/15/16	7	840
Starbucks Corp., Call @ $36.25		1/15/16	36	48,420
Tiffany & Co., Call @ $87.50		1/15/16	21	15,435
Tiffany & Co., Call @ $95.00		1/20/17	13	10,400
Total Purchased Options (Cost — $212,188)				318,184

See Notes to Consolidated Financial Statements.

12	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security		Expiration Date	Warrants	Value
Warrants — 0.1%
WL Ross Holding Corp. (Cost — $7,860)		6/11/19	10,000	$10,400	*
Total Investments before Short-Term Investments (Cost — $13,838,308)				14,057,630

	Rate		Shares
Short-Term Investments — 22.1%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.000%		5,272,920	5,272,920
State Street Institutional Investment Trust Treasury Plus Fund, Premier Class	0.000%		187,448	187,448
State Street Institutional Liquid Reserves Fund, Premier Class	0.104%		268,413	268,413
Total Short-Term Investments (Cost — $5,728,781)				5,728,781
Total Investments — 76.3% (Cost — $19,567,089#)				19,786,411
Other Assets in Excess of Liabilities — 23.7%				6,135,253
Total Net Assets — 100.0%				$25,921,664

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	All or a portion of this security is held by the custodian as collateral for open swap contracts.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of April 30, 2015.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
AUD	— Australian Dollar
ETF	— Exchange Traded Fund
EUR	— Euro

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	13

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Security	Shares	Value
Securities Sold Short‡
Common Stocks — (5.4)%
Consumer Discretionary — (0.4)%
Hotels, Restaurants & Leisure — (0.1)%
Chipotle Mexican Grill Inc.	(4)	$(2,485	) *
Dominos Pizza Inc.	(24)	(2,588)
Dunkin’ Brands Group Inc.	(38)	(1,980)
Jack in the Box Inc.	(5)	(434)
Restaurant Brands International Inc.	(49)	(1,998)
Starbucks Corp.	(51)	(2,529)
Texas Roadhouse Inc., Class A Shares	(56)	(1,882)
Total Hotels, Restaurants & Leisure		(13,896)
Multiline Retail — (0.1)%
Dollar Tree Inc.	(312)	(23,840	) *
J.C. Penney Co. Inc.	(528)	(4,383	) *
Target Corp.	(33)	(2,601)
Total Multiline Retail		(30,824)
Specialty Retail — (0.1)%
Gap Inc.	(171)	(6,778)
L Brands Inc.	(29)	(2,592)
Michaels Cos. Inc.	(99)	(2,560	) *
Ross Stores Inc.	(19)	(1,879)
Staples Inc.	(613)	(10,004)
TJX Cos. Inc.	(41)	(2,646)
Total Specialty Retail		(26,459)
Textiles, Apparel & Luxury Goods — (0.1)%
Kate Spade & Co.	(79)	(2,583	) *
Lululemon Athletica Inc.	(41)	(2,609	) *
Under Armour Inc., Class A Shares	(463)	(35,906	) *
V.F. Corp.	(36)	(2,608)
Total Textiles, Apparel & Luxury Goods		(43,706)
Total Consumer Discretionary		(114,885)
Consumer Staples — (0.4)%
Beverages — (0.2)%
Kirin Holdings Co., Ltd.	(3,100)	(40,959	) (a)
Food & Staples Retailing — (0.1)%
Kroger Co.	(38)	(2,618)
Sprouts Farmers Market Inc.	(1,132)	(36,207	) *
Total Food & Staples Retailing		(38,825)

See Notes to Consolidated Financial Statements.

14	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Security	Shares	Value
Tobacco — (0.1)%
Reynolds American Inc.	(230)	$(16,859)
Total Consumer Staples		(96,643)
Exchange-Traded Funds — (4.0)%
Nikkei 225 ETF	(484)	(80,935	) (a)
SPDR S&P 500 ETF Trust	(1,446)	(301,520)
SPDR S&P Midcap 400 ETF Trust	(1,091)	(298,007)
The Select Sector SPDR Trust — The Energy Select Sector SPDR Fund	(2,775)	(229,437)
Vanguard FTSE Europe ETF	(2,267)	(128,131)
Total Exchange-Traded Funds		(1,038,030)
Financials — (0.0)%
Real Estate Investment Trusts (REITs) — (0.0)%
Starwood Waypoint Residential Trust	(448)	(11,531)
Industrials — (0.4)%
Electrical Equipment — (0.4)%
SolarCity Corp.	(1,695)	(101,785	) *
Information Technology — (0.2)%
Internet Software & Services — (0.2)%
Alibaba Group Holding Ltd., ADR	(487)	(39,588	) *
Software — (0.0)%
Manhattan Associates Inc.	(62)	(3,259	) *
Total Information Technology		(42,847)
Total Securities Sold Short (Proceeds — $(1,397,407))		(1,405,721)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Concho Resources Inc., Call	1/15/16	$115.00	12	$25,440
Concho Resources Inc., Put	1/15/16	70.00	12	1,080
Ebay Inc., Call	1/15/16	70.00	28	3,108
Ebay Inc., Put	1/15/16	50.00	28	4,564
EUR vs USD, Call	5/26/15	1.11	126,000	3,141
FireEye Inc., Call	1/15/16	50.00	26	9,074
Golar LNG Ltd., Put	1/15/16	40.00	26	25,480
Google Inc., Call	1/15/16	575.00	4	12,040
Google Inc., Put	1/15/16	450.00	4	3,800

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	15

Consolidated schedule of investments (unaudited) (cont’d)

April 30, 2015

Permal Alternative Select Fund

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
L Brands Inc., Call	1/15/16	$65.50	18	$43,920
L Brands Inc., Put	1/15/16	44.50	18	450
Market Vectors Gold Miners ETF, Put	6/19/15	21.00	30	4,680
Mastercard Inc., Call	1/15/16	82.00	17	20,400
Mastercard Inc., Put	1/15/16	62.00	17	1,207
Michael Kors Holdings Ltd., Put	1/15/16	55.00	14	4,480
Schlumberger Ltd., Put	1/15/16	85.00	7	2,870
Starbucks Corp., Call	1/15/16	41.25	36	32,760
Starbucks Corp., Put	1/15/16	30.00	36	504
Tiffany & Co., Call	1/15/16	100.00	10	3,000
Tiffany & Co., Call	1/20/17	115.00	13	4,225
Tiffany & Co., Put	1/15/16	75.00	21	7,140
Tiffany & Co., Put	1/20/17	65.00	13	5,005
Wynn Resorts Ltd., Put	1/15/16	100.00	12	10,260
Yelp Inc., Put	1/15/16	50.00	11	14,300
Total Written Options (Premiums Received — $167,138)				$242,928

See Notes to Consolidated Financial Statements.

16	Permal Alternative Select Fund 2015 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $19,567,089)	$19,786,411
Foreign currency, at value (Cost — $2,333)	2,366
Cash	5,764,138
Deposits with brokers for securities sold short	1,332,155
Deposits with brokers for open written options	370,000
Deposits with brokers for forward foreign currency contracts	350,500
Deposits with brokers for open futures contracts	296,738
Foreign currency collateral for open futures contracts, at value (Cost — $213,262)	213,333
Receivable for securities sold	71,047
Interest and dividends receivable	65,914
Receivable from investment manager	23,290
Unrealized appreciation on forward foreign currency contracts	14,900
OTC swaps, at value	8,777
Prepaid expenses	43,080
Total Assets	28,342,649

Liabilities:
Investments sold short, at value (proceeds received — $1,397,407)	1,405,721
Written options, at value (premiums received — $167,138)	242,928
Payable for securities purchased	240,881
OTC swaps, at value	78,196
Unrealized depreciation on forward foreign currency contracts	73,263
Deposits from brokers for open futures contracts (Cost — $44,065)	44,164
Payable to broker — variation margin on open futures contracts	27,034
Service and/or distribution fees payable	1,764
Payable for Fund shares repurchased	1,016
Dividend payable on securities sold short	759
Payable for open OTC swap contracts	224
Trustees’ fees payable	134
Accrued expenses	304,901
Total Liabilities	2,420,985
Total Net Assets	$25,921,664

Net Assets:
Par value (Note 6)	$25
Paid-in capital in excess of par value	25,197,539
Overdistributed net investment income	(265,970)
Accumulated net realized gain on investments, futures contracts, written options, short sales, swap contracts and foreign currency transactions	1,017,533
Net unrealized depreciation on investments, futures contracts, written options, short sales, swap contracts and foreign currencies	(27,463)
Total Net Assets	$25,921,664

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	17

Consolidated statement of assets and liabilities (unaudited) (cont’d)

April 30, 2015

Shares Outstanding:
Class A	220,506
Class C	103,236
Class FI	203,516
Class I	2,009,580
Class IS	2,061

Net Asset Value:
Class A (and redemption price)	$10.20
Class C*	$10.16
Class FI (and redemption price)	$10.20
Class I (and redemption price)	$10.21
Class IS (and redemption price)	$10.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.82

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Consolidated Financial Statements.

18	Permal Alternative Select Fund 2015 Semi-Annual Report

Consolidated statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Interest	$137,395
Dividends	37,553
Less: Foreign taxes withheld	(1,360)
Total Investment Income	173,588

Expenses:
Investment management fee (Note 2)	232,731
Custody fees	214,371
Legal fees	40,418
Audit and tax fees	34,379
Registration fees	28,592
Compliance fees	26,528
Dividend expense on securities sold short	18,647
Commodity pool reports	16,116
Administration fees (Notes 2 and 5)	11,024
Service and/or distribution fees (Notes 2 and 5)	10,363
Fund accounting fees	10,298
Interest expense on securities sold short	9,890
Shareholder reports	7,325
Transfer agent fees (Note 5)	1,417
Trustees’ fees	803
Insurance	492
Miscellaneous expenses	2,932
Total Expenses	666,326
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(344,435)
Net Expenses	321,891
Net Investment Loss	(148,303)

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	19

Consolidated statement of operations (unaudited) (cont’d)

For the Six Months Ended April 30, 2015

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	337,557
Futures contracts	371,654
Written options	(15,437)
Securities sold short	(40,966)
Swap contracts	43,473
Foreign currency transactions	518,663
Net Realized Gain	1,214,944
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	341,037
Futures contracts	(68,745)
Written options	(50,851)
Securities sold short	(13,917)
Swap contracts	(56,173)
Foreign currencies	(150,726)
Change in Net Unrealized Appreciation (Depreciation)	625
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions	1,215,569
Increase in Net Assets from Operations	$1,067,266

See Notes to Consolidated Financial Statements.

20	Permal Alternative Select Fund 2015 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Period Ended October 31, 2014	2015	2014†

Operations:
Net investment loss	$(148,303)	$(181,650)
Net realized gain	1,214,944	349,242
Change in net unrealized appreciation (depreciation)	625	(28,088)
Increase in Net Assets from Operations	1,067,266	139,504

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(170,003)	—
Net realized gains	(524,371)	—
Decrease in Net Assets from Distributions to Shareholders	(694,374)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	866,493	23,906,052
Reinvestment of distributions	692,611	—
Cost of shares repurchased	(50,441)	(5,447)
Increase in Net Assets from Fund Share Transactions	1,508,663	23,900,605
Increase in Net Assets	1,881,555	24,040,109

Net Assets:
Beginning of period	24,040,109	—
End of period*	$25,921,664	$24,040,109
*Includes overdistributed (undistributed) net investment income, respectively, of:	$(265,970)	$52,336

†	For the period February 7, 2014 (inception date) to October 31, 2014.

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	21

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.05	$10.00

Income (loss) from operations:
Net investment loss	(0.07)	(0.09)
Net realized and unrealized gain	0.49	0.14
Total income from operations	0.42	0.05

Less distributions from:
Net investment income	(0.05)	—
Net realized gains	(0.22)	—
Total distributions	(0.27)	—

Net asset value, end of period	$10.20	$10.05
Total return[4]	4.34%	0.40%

Net assets, end of period (000s)	$2,249	$2,153

Ratios to average net assets:
Gross expenses[5]	5.61%	10.22%
Net expenses[5,6,7]	2.80	2.78
Net investment loss[5]	(1.38)	(1.29)

Portfolio turnover rate	109%	192%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period February 7, 2014 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short), to average net assets of Class A shares did not exceed 2.70%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

22	Permal Alternative Select Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.99	$10.00

Income (loss) from operations:
Net investment loss	(0.11)	(0.15)
Net realized and unrealized gain	0.50	0.14
Total income (loss) from operations	0.39	(0.01)

Less distributions from:
Net realized gains	(0.22)	—
Total distributions	(0.22)	—

Net asset value, end of period	$10.16	$9.99
Total return[4]	3.90%	(0.10)%

Net assets, end of period (000s)	$1,049	$1,008

Ratios to average net assets:
Gross expenses[5]	6.37%	11.00%
Net expenses[5,6,7]	3.56	3.57
Net investment loss[5]	(2.14)	(2.08)

Portfolio turnover rate	109%	192%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period February 7, 2014 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short), to average net assets of Class C shares did not exceed 3.45%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	23

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.04	$10.00

Income (loss) from operations:
Net investment loss	(0.07)	(0.10)
Net realized and unrealized gain	0.50	0.14
Total income from operations	0.43	0.04

Less distributions from:
Net investment income	(0.05)	—
Net realized gains	(0.22)	—
Total distributions	(0.27)	—

Net asset value, end of period	$10.20	$10.04
Total return[4]	4.32%	0.40%

Net assets, end of period (000s)	$2,076	$1,989

Ratios to average net assets:
Gross expenses[5]	5.62%	10.24%
Net expenses[5,6,7]	2.80	2.81
Net investment loss[5]	(1.39)	(1.32)

Portfolio turnover rate	109%	192%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period February 7, 2014 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short), to average net assets of Class FI shares did not exceed 2.70%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

24	Permal Alternative Select Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.07	$10.00

Income (loss) from operations:
Net investment loss	(0.06)	(0.07)
Net realized and unrealized gain	0.50	0.14
Total income from operations	0.44	0.07

Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.22)	—
Total distributions	(0.30)	—

Net asset value, end of period	$10.21	$10.07
Total return[4]	4.36%	0.70%

Net assets, end of period (000s)	$20,527	$18,870

Ratios to average net assets:
Gross expenses[5]	5.35%	9.67%
Net expenses[5,6,7]	2.54	2.44
Net investment loss[5]	(1.12)	(0.95)

Portfolio turnover rate	109%	192%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period February 7, 2014 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short), to average net assets of Class I shares did not exceed 2.45%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

Permal Alternative Select Fund 2015 Semi-Annual Report	25

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.07	$10.00

Income (loss) from operations:
Net investment loss	(0.06)	(0.07)
Net realized and unrealized gain	0.50	0.14
Total income from operations	0.44	0.07

Less distributions from:
Net investment income	(0.08)	—
Net realized gains	(0.22)	—
Total distributions	(0.30)	—

Net asset value, end of period	$10.21	$10.07
Total return[4]	4.38%	0.70%

Net assets, end of period (000s)	$21	$20

Ratios to average net assets:
Gross expenses[5]	5.44%	10.13%
Net expenses[5,6,7]	2.53	2.44
Net investment loss[5]	(1.11)	(0.95)

Portfolio turnover rate	109%	192%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period February 7, 2014 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short), to average net assets of Class IS shares did not exceed 2.30%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

26	Permal Alternative Select Fund 2015 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Fund’s manager, Permal Asset Management LLC (“Permal”), through which the Fund will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Fund assets directly.

The Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Fund. Among other investments, Alternative Select Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands, is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the consolidated financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities

Permal Alternative Select Fund 2015 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

28	Permal Alternative Select Fund 2015 Semi-Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$2,579,256	$233,885	—	$2,813,141
Energy	374,413	3,392	—	377,805
Industrials	1,197,163	131,346	—	1,328,509
Information technology	1,387,610	138,700	—	1,526,310
Materials	593,224	115,711	—	708,935
Telecommunication services	18,715	9,948	—	28,663
Other common stocks	2,738,273	—	—	2,738,273
Convertible preferred stocks	51,300	—	—	51,300
Investments in underlying funds	2,842	—	—	2,842
Preferred stocks	31,939	—	—	31,939
Statutory trust certificates	7,155	—	—	7,155
Convertible bonds & notes	—	464,254	—	464,254
Corporate bonds & notes	—	3,400,449	—	3,400,449
Municipal bonds	—	249,471	—	249,471
Purchased options	311,412	6,772	—	318,184
Warrants	—	10,400	—	10,400
Total long-term investments	$9,293,302	$4,764,328	—	$14,057,630

Permal Alternative Select Fund 2015 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	$5,728,781	—	—	$5,728,781
Total investments	$15,022,083	$4,764,328	—	$19,786,411
Other financial instruments:
Futures contracts	$37,614	—	—	$37,614
Forward foreign currency contracts	—	$14,900	—	14,900
OTC total return swaps‡	—	8,777	—	8,777
Total other financial instruments	$37,614	$23,677	—	$61,291
Total	$15,059,697	$4,788,005	—	$19,847,702

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short:
Consumer staples	$55,684	$40,959	—	$96,643
Exchange-traded funds	957,095	80,935	—	1,038,030
Other common stocks	271,048	—	—	271,048
Written options	239,787	3,141	—	242,928
Futures contracts	72,522	—	—	72,522
Forward foreign currency contracts	—	73,263	—	73,263
OTC total return swaps‡	—	78,196	—	78,196
Total	$1,596,136	$276,494	—	$1,872,630

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

For the six months ended April 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2015, securities valued at $632,982 and securities sold short valued at $121,894 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that Permal or a subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the

30	Permal Alternative Select Fund 2015 Semi-Annual Report

Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk

Permal Alternative Select Fund 2015 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

32	Permal Alternative Select Fund 2015 Semi-Annual Report

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Consolidated Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Consolidated Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Consolidated

Permal Alternative Select Fund 2015 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is identified on the Consolidated Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Consolidated Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Consolidated Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Consolidated Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2015, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended April 30, 2015, see Note 4.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

34	Permal Alternative Select Fund 2015 Semi-Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2015, the Fund held written options, forward foreign currency contracts and OTC total return swaps with credit related contingent features which had a liability position of $394,387. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium

Permal Alternative Select Fund 2015 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

36	Permal Alternative Select Fund 2015 Semi-Annual Report

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Permal Asset Management LLC (“Permal”) is the Fund’s investment manager. Apex Capital, LLC (“Apex”), Atlantic Investment Management, Inc. (“Atlantic”), BH-DG Systematic Trading LLC (part of a joint venture arrangement between David Gorton and Brevan Howard Investment Holdings Limited) (trading advisor) (“BH-DG”), River Canyon Fund Management LLC (a wholly-owned subsidiary of Canyon Capital Advisors LLC) (“River Canyon”) and TT International (“TT”) are the Fund’s subadvisers. Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the administrator to the Fund. Permal and LMPFA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the management agreement, the Fund pays Permal an investment management fee, calculated daily and paid monthly, at an annual rate of 1.90% of the Fund’s average daily net assets. The Fund pays LMPFA an administration fee at an annual rate of 0.09% of the Fund’s average daily net assets.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than taxes; interest; extraordinary expenses; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); acquired fund fees and expenses; and dividend and interest expenses on securities sold short) so that total annual operating expenses are not expected to exceed 2.70%, 3.45%, 2.70%, 2.45% and 2.30% for Class A, Class C, Class FI, Class I, and Class IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These arrangements are expected to continue until December 31, 2016, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. From time to time, LMPFA may also voluntarily waive some or all of its administration fee.

During the six months ended April 30, 2015, fees waived and/or expenses reimbursed amounted to $344,435.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Permal Alternative Select Fund 2015 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2015, LMIS and its affiliates did not retain any sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended April 30, 2015.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of April 30, 2015, Legg Mason and its affiliates owned 91% of the Fund.

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$13,919,211
Sales	12,247,017

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,091,236
Gross unrealized depreciation	(871,914)
Net unrealized appreciation	$219,322

During the six months ended April 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of October 31, 2014	309	$129,421
Options written	15,027,217	250,235
Options closed	(12,967,476)	(182,764)
Options exercised	(880,216)	(21,055)
Options expired	(1,053,421)	(8,699)
Written options, outstanding as of April 30, 2015	126,413	$167,138

38	Permal Alternative Select Fund 2015 Semi-Annual Report

At April 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	1	3/16	$205,410	$205,077	$(333)
3-Month Euribor	20	9/17	5,608,952	5,603,863	(5,089)
90-Day Eurodollar	9	9/17	2,211,224	2,208,825	(2,399)
90-Day Sterling	13	3/17	2,459,521	2,459,702	181
CAC 40 10 Euro Index	2	5/15	115,829	112,566	(3,263)
Dax Index	1	6/15	335,227	322,525	(12,702)
E-Mini NASDAQ 100 Index	4	6/15	348,789	352,660	3,871
E-mini Nikkei 225 Index	38	6/15	613,937	620,921	6,984
E-mini S&P 500 Index	12	6/15	1,243,379	1,247,340	3,961
Euro Stoxx 50	23	6/15	939,018	921,456	(17,562)
FTSE 100 Index	4	6/15	421,782	425,440	3,658
H-shares Index	1	5/15	94,723	93,329	(1,394)
Hang Seng Index	1	5/15	182,692	181,310	(1,382)
LME Price Aluminum	1	5/15	43,681	47,856	4,175
LME Price Aluminum	2	6/15	88,204	96,137	7,933
LME Price Aluminum	1	7/15	45,416	48,225	2,809
Low Sulphur Gasoil	1	6/15	58,627	59,925	1,298
MSCI Taiwan Index	1	5/15	37,141	36,240	(901)
Russell 2000 Mini Index	1	6/15	123,091	121,640	(1,451)
Sgx Nikkei 225 Index	1	6/15	83,860	81,826	(2,034)
SPI 200 Index	1	6/15	114,747	113,895	(852)
Topix Index	3	6/15	401,237	399,121	(2,116)
					(16,608)
Contracts to Sell:
CBOE Volatility Index	1	6/15	16,969	16,625	344
Corn	1	7/15	19,199	18,312	887
E-mini S&P 500 Index	2	6/15	207,558	207,890	(332)
LME Price Aluminum	1	5/15	43,590	47,856	(4,266)
LME Price Aluminum	2	6/15	88,040	96,138	(8,098)
LME Price Aluminum	1	7/15	44,112	48,225	(4,113)
Natural Gas	3	5/15	78,295	82,530	(4,235)
Soybean	1	7/15	49,062	48,800	262
Sugar No. 11	1	6/15	14,827	14,762	65
Wheat	1	7/15	24,886	23,700	1,186
					(18,300)
Net unrealized depreciation on open futures contracts					$(34,908)

Permal Alternative Select Fund 2015 Semi-Annual Report	39

Notes to consolidated financial statements (unaudited) (cont’d)

At April 30, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	63,000	USD	50,778	Deutsche Bank AG	5/8/15	$(1,868)
AUD	63,000	USD	50,080	Deutsche Bank AG	5/8/15	(236)
EUR	315,000	USD	352,876	Deutsche Bank AG	5/8/15	836
GBP	57,000	USD	87,593	Deutsche Bank AG	5/8/15	(100)
GBP	50,000	USD	76,941	Deutsche Bank AG	5/8/15	(193)
USD	100,663	AUD	126,000	Deutsche Bank AG	5/8/15	975
USD	690,469	EUR	630,000	Deutsche Bank AG	5/8/15	(16,954)
USD	163,891	GBP	107,000	Deutsche Bank AG	5/8/15	(350)
AUD	10,000	JPY	929,712	Deutsche Bank AG	5/15/15	122
AUD	40,000	JPY	3,746,353	Deutsche Bank AG	5/15/15	256
AUD	50,000	JPY	4,744,375	Deutsche Bank AG	5/15/15	(194)
AUD	20,000	JPY	1,894,850	Deutsche Bank AG	5/15/15	(53)
AUD	90,000	USD	70,794	Deutsche Bank AG	5/15/15	384
AUD	190,000	USD	151,727	Deutsche Bank AG	5/15/15	(1,462)
AUD	80,000	USD	63,908	Deutsche Bank AG	5/15/15	(638)
CAD	20,000	USD	16,491	Deutsche Bank AG	5/15/15	83
CAD	20,000	USD	16,572	Deutsche Bank AG	5/15/15	1
CAD	40,000	USD	33,374	Deutsche Bank AG	5/15/15	(227)
CAD	40,000	USD	33,130	Deutsche Bank AG	5/15/15	17
EUR	80,000	USD	86,851	Deutsche Bank AG	5/15/15	2,989
EUR	110,000	USD	120,410	Deutsche Bank AG	5/15/15	3,119
EUR	30,000	USD	33,181	Deutsche Bank AG	5/15/15	509
GBP	40,000	USD	60,628	Deutsche Bank AG	5/15/15	767
GBP	40,000	USD	61,210	Deutsche Bank AG	5/15/15	185
GBP	40,000	USD	61,616	Deutsche Bank AG	5/15/15	(221)
GBP	70,000	USD	107,381	Deutsche Bank AG	5/15/15	60
JPY	5,250,000	USD	44,094	Deutsche Bank AG	5/15/15	(122)
JPY	14,890,000	USD	125,316	Deutsche Bank AG	5/15/15	(602)
JPY	13,880,000	USD	117,039	Deutsche Bank AG	5/15/15	(785)
MXN	140,000	USD	9,168	Deutsche Bank AG	5/15/15	(49)
MXN	30,000	USD	1,966	Deutsche Bank AG	5/15/15	(12)
MXN	160,000	USD	10,382	Deutsche Bank AG	5/15/15	40
NOK	50,000	USD	6,450	Deutsche Bank AG	5/15/15	188
NOK	60,000	USD	7,805	Deutsche Bank AG	5/15/15	161
NOK	100,000	USD	13,229	Deutsche Bank AG	5/15/15	48
NOK	140,000	USD	18,528	Deutsche Bank AG	5/15/15	59
NZD	10,000	USD	7,611	Deutsche Bank AG	5/15/15	13
NZD	10,000	USD	7,616	Deutsche Bank AG	5/15/15	8
NZD	50,000	USD	38,458	Deutsche Bank AG	5/15/15	(336)
PLN	10,000	USD	2,711	Deutsche Bank AG	5/15/15	66
PLN	20,000	USD	5,471	Deutsche Bank AG	5/15/15	83
PLN	10,000	USD	2,757	Deutsche Bank AG	5/15/15	20

40	Permal Alternative Select Fund 2015 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	40,000	USD	4,641	Deutsche Bank AG	5/15/15	$160
SEK	30,000	USD	3,498	Deutsche Bank AG	5/15/15	103
SEK	50,000	USD	5,968	Deutsche Bank AG	5/15/15	33
TRY	40,000	USD	14,949	Deutsche Bank AG	5/15/15	(30)
TRY	20,000	USD	7,491	Deutsche Bank AG	5/15/15	(32)
USD	343,336	AUD	440,000	Deutsche Bank AG	5/15/15	(4,646)
USD	287,591	CAD	350,000	Deutsche Bank AG	5/15/15	(2,448)
USD	477,092	EUR	440,000	Deutsche Bank AG	5/15/15	(17,025)
USD	22,247	EUR	20,000	Deutsche Bank AG	5/15/15	(213)
USD	620,740	GBP	410,000	Deutsche Bank AG	5/15/15	(8,560)
USD	570,809	JPY	68,070,000	Deutsche Bank AG	5/15/15	679
USD	5,838	MXN	90,000	Deutsche Bank AG	5/15/15	(24)
USD	142,155	MXN	2,190,000	Deutsche Bank AG	5/15/15	(488)
USD	127,263	NOK	990,000	Deutsche Bank AG	5/15/15	(4,177)
USD	7,613	NZD	10,000	Deutsche Bank AG	5/15/15	(11)
USD	13,485	PLN	50,000	Deutsche Bank AG	5/15/15	(400)
USD	66,135	SEK	570,000	Deutsche Bank AG	5/15/15	(2,278)
USD	87,665	TRY	240,000	Deutsche Bank AG	5/15/15	(1,846)
USD	57,634	ZAR	700,000	Deutsche Bank AG	5/15/15	(1,111)
ZAR	40,000	USD	3,309	Deutsche Bank AG	5/15/15	48
ZAR	150,000	USD	12,576	Deutsche Bank AG	5/15/15	13
ZAR	130,000	USD	10,998	Deutsche Bank AG	5/15/15	(88)
ZAR	90,000	USD	7,530	Deutsche Bank AG	5/15/15	23
BRL	20,000	USD	6,055	Deutsche Bank AG	6/17/15	485
BRL	10,000	USD	2,985	Deutsche Bank AG	6/17/15	286
BRL	10,000	USD	3,047	Deutsche Bank AG	6/17/15	223
BRL	20,000	USD	6,339	Deutsche Bank AG	6/17/15	201
BRL	10,000	USD	3,194	Deutsche Bank AG	6/17/15	76
BRL	10,000	USD	3,301	Deutsche Bank AG	6/17/15	(30)
BRL	10,000	USD	3,358	Deutsche Bank AG	6/17/15	(87)
BRL	10,000	USD	3,247	Deutsche Bank AG	6/17/15	23
INR	180,000	USD	2,842	Deutsche Bank AG	6/17/15	(34)
INR	2,430,000	USD	38,083	Deutsche Bank AG	6/17/15	(177)
INR	120,000	USD	1,880	Deutsche Bank AG	6/17/15	(8)
INR	280,000	USD	4,393	Deutsche Bank AG	6/17/15	(26)
INR	1,370,000	USD	21,625	Deutsche Bank AG	6/17/15	(254)
INR	640,000	USD	10,086	Deutsche Bank AG	6/17/15	(102)
INR	1,280,000	USD	20,255	Deutsche Bank AG	6/17/15	(288)
INR	1,070,000	USD	16,947	Deutsche Bank AG	6/17/15	(256)
INR	460,000	USD	7,265	Deutsche Bank AG	6/17/15	(90)
INR	1,100,000	USD	17,437	Deutsche Bank AG	6/17/15	(277)
INR	1,430,000	USD	22,749	Deutsche Bank AG	6/17/15	(441)
INR	650,000	USD	10,320	Deutsche Bank AG	6/17/15	(181)

Permal Alternative Select Fund 2015 Semi-Annual Report	41

Notes to consolidated financial statements (unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	460,000	USD	7,294	Deutsche Bank AG	6/17/15	$(118)
INR	930,000	USD	14,783	Deutsche Bank AG	6/17/15	(275)
INR	190,000	USD	3,016	Deutsche Bank AG	6/17/15	(52)
INR	110,000	USD	1,745	Deutsche Bank AG	6/17/15	(29)
INR	700,000	USD	11,120	Deutsche Bank AG	6/17/15	(201)
INR	230,000	USD	3,627	Deutsche Bank AG	6/17/15	(39)
INR	390,000	USD	6,112	Deutsche Bank AG	6/17/15	(29)
INR	890,000	USD	14,134	Deutsche Bank AG	6/17/15	(251)
USD	3,237	BRL	10,000	Deutsche Bank AG	6/17/15	(33)
USD	28,107	BRL	90,000	Deutsche Bank AG	6/17/15	(1,326)
USD	2,979	BRL	10,000	Deutsche Bank AG	6/17/15	(291)
USD	3,028	BRL	10,000	Deutsche Bank AG	6/17/15	(242)
USD	2,999	BRL	10,000	Deutsche Bank AG	6/17/15	(272)
USD	2,517	INR	160,000	Deutsche Bank AG	6/17/15	21
USD	7,997	INR	510,000	Deutsche Bank AG	6/17/15	41
USD	18,155	INR	1,160,000	Deutsche Bank AG	6/17/15	60
USD	27,132	INR	1,730,000	Deutsche Bank AG	6/17/15	145
USD	5,652	INR	360,000	Deutsche Bank AG	6/17/15	36
USD	11,349	INR	720,000	Deutsche Bank AG	6/17/15	118
USD	12,524	INR	790,000	Deutsche Bank AG	6/17/15	201
USD	18,829	INR	1,190,000	Deutsche Bank AG	6/17/15	265
USD	78,091	INR	4,970,000	Deutsche Bank AG	6/17/15	561
USD	23,194	INR	1,480,000	Deutsche Bank AG	6/17/15	107
USD	25,729	INR	1,650,000	Deutsche Bank AG	6/17/15	(10)
USD	15,068	INR	970,000	Deutsche Bank AG	6/17/15	(64)
USD	5,151	INR	330,000	Deutsche Bank AG	6/17/15	3
USD	9,827	INR	630,000	Deutsche Bank AG	6/17/15	(1)
Total						$(58,363)

Abbreviations used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

42	Permal Alternative Select Fund 2015 Semi-Annual Report

At April 30, 2015, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (Europe) Ltd.	53,142		5/29/15	1-Month LIBOR plus 30 basis points	Chimera Investment Corp.†	—	$(2,847)
Credit Suisse Securities (Europe) Ltd.	1,427		5/29/15	1-Month LIBOR	Northern Tier Energy LP†	—	44
Credit Suisse Securities (Europe) Ltd.	388		11/30/15	1-Month LIBOR plus 55 basis points	MarkWest Energy Partners LP†	—	16
Credit Suisse Securities (Europe) Ltd.	12,446	GBP	2/11/16	1-Month LIBOR plus 35 basis points	Inmarsat PLC†	—	8,151
Credit Suisse Securities (Europe) Ltd.	10,092	EUR	5/31/16	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC†	—	566
Credit Suisse Securities (Europe) Ltd.	170,646		11/23/16	1-Month LIBOR plus 30 basis points	Comcast Corp.†	—	(3,892)
Morgan Stanley Capital Services LLC	1,984,214		2/16/16	Apex R2 basket†‡	USD-Federal Funds-H.15	—	(71,457)
Total						—	$(69,419)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

‡	Custom equity basket of securities intended to perform in correlation to the Russell 2000 Index.

Abbreviations used in this table:
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Commodity Risk	Equity Risk	Total
Purchased options[2]	—	$6,772	—	$311,412	$318,184
Futures contracts[3]	$181	—	$18,615	18,818	37,614
OTC swap contracts[4]	—	—	—	8,777	8,777
Forward foreign currency contracts	—	14,900	—	—	14,900
Total	$181	$21,672	$18,615	$339,007	$379,475

Permal Alternative Select Fund 2015 Semi-Annual Report	43

Notes to consolidated financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Commodity Risk	Equity Risk	Total
Written options	—	$3,141	—	$239,787	$242,928
Futures contracts[3]	$7,821	—	$20,712	43,989	72,522
OTC swap contracts[4]	—	—	—	78,196	78,196
Forward foreign currency contracts	—	$73,263	—	—	73,263
Total	$7,821	$76,404	$20,712	$361,972	$466,909

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Consolidated Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Commodity Risk	Equity Risk	Total
Purchased options[1]	$(4,999)	$50,765	$(4,024)	$125,947	$167,689
Written options	(632)	(14,015)	(5,134)	4,344	(15,437)
Futures contracts	93,059	—	151,082	127,513	371,654
Swap contracts	—	—	—	43,473	43,473
Forward foreign currency contracts[2]	—	477,236	—	—	477,236
Total	$87,428	$513,986	$141,924	$301,277	$1,044,615

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Consolidated Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Commodity Risk	Equity Risk	Total
Purchased options[1]	$2,501	$(1,914)	—	$37,665	$38,252
Written options	—	(2,346)	—	(48,505)	(50,851)
Futures contracts	(37,251)	—	$8,399	(39,893)	(68,745)
Swap contracts	—	—	—	(56,173)	(56,173)
Forward foreign currency contracts[2]	—	(150,673)	—	—	(150,673)
Total	$(34,750)	$(154,933)	$8,399	$(106,906)	$(288,190)

44	Permal Alternative Select Fund 2015 Semi-Annual Report

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Consolidated Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Consolidated Statement of Operations.

During the six months ended April 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$335,809
Written options	249,369
Futures contracts (to buy)	24,478,667
Futures contracts (to sell)	3,114,164
Forward foreign currency contracts (to buy)	5,240,112
Forward foreign currency contracts (to sell)	10,132,755

Average Notional Balance
Total return swap contracts	2,431,543

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2015:

	Gross Amount of Derivative Assets in the Consolidated Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$318,184	—	$318,184
OTC swap contracts	8,777	—	8,777
Forward foreign currency contracts	14,900	—	14,900
Total	$341,861	—	$341,861

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2015:

	Gross Amount of Derivative Liabilities in the Consolidated Statement of Assets and Liabilities[1]	Collateral Pledged[3,4,5]	Net Amount
Written options	$242,928	$(242,928)	—
Futures contracts[6]	27,034	(27,034)	—
OTC swap contracts	78,196	(78,196)	—
Forward foreign currency contracts	73,263	(73,263)	—
Total	$421,421	$(421,421)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Consolidated Statement of Asset and Liabilities.

[3]	Gross amounts not offset in the Consolidated Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[5]	See the accompanying Consolidated Schedule of Investments for securities pledged as collateral for certain derivatives.

Permal Alternative Select Fund 2015 Semi-Annual Report	45

Notes to consolidated financial statements (unaudited) (cont’d)

[6]

Amount represents the current day’s variation margin as reported in the Consolidated Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$2,733	$242
Class C	5,108	132
Class FI	2,522	241
Class I	—	792
Class IS	—	10
Total	$10,363	$1,417

For the six months ended April 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements‡
Class A	$30,735
Class C	14,362
Class FI	28,372
Class I	270,669
Class IS	297
Total	$344,435

‡	Includes administration fees waived in the amount of $11,024.

6. Distributions to shareholders by class

	Six Months Ended April 30, 2015	Period Ended October 31, 2014†
Net Investment Income:
Class A	$11,787	—
Class C	—	—
Class FI	10,570	—
Class I	147,485	—
Class IS	161	—
Total	$170,003	—

46	Permal Alternative Select Fund 2015 Semi-Annual Report

	Six Months Ended April 30, 2015	Period Ended October 31, 2014†
Net Realized Gains:
Class A	$47,020	—
Class C	22,141	—
Class FI	43,423	—
Class I	411,348	—
Class IS	439	—
Total	$524,371	—

†	For the period February 7, 2014 (inception date) to October 31, 2014.

7. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2015			Period Ended October 31, 2014†
	Shares		Amount	Shares	Amount
Class A
Shares sold	201		$1,974	214,301	$2,145,051
Shares issued on reinvestment	6,007		58,807	—	—
Shares repurchased	(3)		(27)	—	—
Net increase	6,205		$60,754	214,301	$2,145,051

Class C
Shares sold	—		—	101,308	$1,013,177
Shares issued on reinvestment	2,280		$22,141	—	—
Shares repurchased	—		—	(352)	(3,500)
Net increase	2,280		$22,141	100,956	$1,009,677

Class FI
Shares sold	0	*	$1	198,018	$1,980,230
Shares issued on reinvestment	5,516		53,993	—	—
Shares repurchased	—		—	(18)	(179)
Net increase	5,516		$53,994	198,000	$1,980,051

Class I
Shares sold	83,945		$864,518	1,874,058	$18,747,593
Shares issued on reinvestment	56,723		557,070	—	—
Shares repurchased	(4,965)		(50,414)	(181)	(1,768)
Net increase	135,703		$1,371,174	1,873,877	$18,745,825

Permal Alternative Select Fund 2015 Semi-Annual Report	47

Notes to consolidated financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2015		Period Ended October 31, 2014†
	Shares	Amount	Shares	Amount
Class IS
Shares sold	—	—	2,000	$20,001
Shares issued on reinvestment	61	$600	—	—
Net increase	61	$600	2,000	$20,001

†	For the period February 7, 2014 (inception date) to October 31, 2014.

*	Represents less than 1 share.

48	Permal Alternative Select Fund 2015 Semi-Annual Report

Permal Alternative Select Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome K. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust* President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Permal Asset Management LLC

Subadvisers

Apex Capital, LLC

Atlantic Investment Management, Inc.

BH-DG Systematic Trading LLP

River Canyon Fund Management LLC

TT International

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Permal Alternative Select Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Permal Alternative Select Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926. (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Permal Alternative Select Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRML016458 6/15 SR15-2515

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2015